CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 111,376	$ 60,494
Restricted cash	1,314
Term deposits	281,513	152,190
Short-term investments	216,146	98,411
Accounts receivable	6,282	4,292
Prepayments and other current assets	24,131	9,110
Total current assets	640,762	324,497
Non-current assets:
Property and equipment, net	17,899	6,427
Intangible assets, net	460	65
Long-term investments	23,784
Long-term prepayments	21,027	2,352
Total non-current assets	63,170	8,844
Total assets	703,932	333,341
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of US$1,123 and US$6,698 as of December 31, 2013 and 2014, respectively)	16,029	8,309
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of US$42,942 and US$62,455 as of December 31, 2013 and 2014, respectively)	95,336	55,099
Customer advances and deposits (including customer advances and deposits of the consolidated VIEs without recourse to the Company of US$5,670 and US$10,095 as of December 31, 2013 and 2014, respectively)	35,983	21,369
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of US$1,751 and US$1,637 as of December 31, 2013 and 2014, respectively)	7,392	2,264
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the Company of US$8,471 and US$11,343 as of December 31, 2013 and 2014, respectively)	28,804	17,962
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of US$2,181 and US$6,681 as of December 31, 2013 and 2014, respectively)	13,071	8,055
Total current liabilities	196,615	113,058
Total liabilities	196,615	113,058
Commitments and contingencies (Note 17)
Shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) and 176,375,211 (including 101,574,732 Class A and 74,800,479 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively)	2	2
Additional paid-in capital	624,381	359,276
Accumulated deficit	(115,775)	(138,419)
Accumulated other comprehensive loss	(1,291)	(576)
Total shareholders' equity	507,317	220,283
Total liabilities and shareholders' equity	$ 703,932	$ 333,341